united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Contracts		Expiration	Exercise Price	Notional Amount	Value
	OPTIONS PURCHASED * - 19.1%
	CALL OPTIONS PURCHASED * - 19.1%
1,650	NOMURA CALL OPTIONS VERSION 1 (a)	September 2019	$0.0001	$1,650,320	$1,646,456
115	NOMURA CALL OPTIONS VERSION 2 (a)	September 2019	0.0001	115,000	113,893
170	NOMURA CALL OPTIONS VERSION 3 (a)	September 2019	0.0001	170,000	165,544
1,000	NOMURA CALL OPTIONS VERSION 4 (a)	September 2019	0.0001	1,000,000	951,592
1,000	NOMURA CALL OPTIONS VERSION 5 (a)	September 2019	0.0001	1,000,000	947,253
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,935,320)				3,824,738

Principal ($)			Coupon	Maturity
	SHORT-TERM INVESTMENTS - 61.0%
	U.S. TREASURY BILLS - 61.0%
2,000,000	United States Treasury Bill		0.00%	1/11/2018	1,999,328
2,000,000	United States Treasury Bill		0.00%	1/18/2018	1,998,980
2,000,000	United States Treasury Bill		0.00%	3/15/2018	1,994,667
2,750,000	United States Treasury Bill		0.00%	3/29/2018	2,741,141
2,000,000	United States Treasury Bill		0.00%	6/14/2018	1,986,880
500,100	United States Treasury Bill		0.00%	9/13/2018	495,628
1,000,000	United States Treasury Bill		0.00%	10/11/2018	989,191
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,205,815)				12,205,815

	TOTAL INVESTMENTS (Cost - $16,141,135) (b) - 80.1%				$16,030,553
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.9%				3,970,829
	NET ASSETS - 100.0%				$20,001,382

* Non-income producing securities.
(a) For information regarding the underlying option exposure, refer to the Additional Information section that begins on the next page.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,141,135 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:			$-
		Unrealized Depreciation:			(110,582)
		Net Unrealized Depreciation:			$(110,582)

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2017	Interest Rate Payable (2)	Termination Date	Counterparty	Unrealized Depreciation (1)
14,375	MSA672ER INDEX	$14,202,402	1-month USD LIBOR plus 15 bp	10/13/2019	Morgan Stanley	$(75,488)

LIBOR - London Interbank Offered Rate
(1)	Amount subject to equity risk exposure.
(2)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
NOMURA OPTIONS
December 31, 2017
Shares	Security	Value

	COMMON STOCK - 51.3%
	AUSTRALIA - 8.9%
7,570	AGL Energy Ltd.	$143,994
6,835	Aristocrat Leisure Ltd.	126,501
18,128	Qantas Airways Ltd.	71,348
		341,843
	BRAZIL - 11.2%
8,156	Banco Santander Brasil SA	78,495
13,858	Localiza Rent a Car SA	92,298
9,051	Lojas Renner SA	96,977
17,347	TIM Participacoes SA	68,606
33,533	Usinas Siderurgicas de Minas Gerais SA	92,128
		428,504
	CHINA - 7.1%
37,724	China Shenhua Energy Co. Ltd.	97,774
54,102	Country Garden Holdings Co. Ltd.	103,176
16,972	Sunac China Holdings Ltd.	70,272
		271,222
	HONG KONG - 3.2%
24,524	BOC Hong Kong Holdings Ltd.	124,298

	JAPAN - 7.1%
18,228	Hitachi Ltd.	142,008
1,352	Japan Tobacco, Inc.	63,592
2,109	Nippon Telegraph & Telephone Corp.	67,957
		273,557
	MEXICO - 5.3%
3,513	Grupo Aeroportuario del Sureste SAB de CV	64,009
25,437	Grupo Financiero Banorte SAB de CV	139,565
		203,574
	SOUTH KOREA - 1.9%
2,547	LG Display Co., Ltd.	71,355

	UNITED STATES - 6.6%
371	Bio-Rad Laboratories, Inc. *	88,444
1,183	Crown Holdings, Inc. *	66,518
3,181	PPL Corp.	98,456
		253,418

	TOTAL COMMON STOCK (Cost - $1,942,980)	1,967,771

	TOTAL INVESTMENTS OF NOMURA OPTIONS - 51.3% (Cost - $1,942,980)	$1,967,771
	SECURITIES SOLD SHORT IN NOMURA OPTIONS - (65.7) % (Cost - $2,432,171)	(2,518,762)
	OTHER ASSETS LESS LIABILITIES IN NOMURA OPTIONS- 114.4%	4,383,004
	NET ASSETS OF NOMURA OPTIONS - 100.00%	$3,832,013

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
NOMURA OPTIONS
December 31, 2017
Shares	Security	Value

	SECURITIES SOLD SHORT * - 65.7%
	ARGENTINA - 1.8%
214	MercadoLibre, Inc.	$67,440

	AUSTRALIA - 6.7%
10,018	Brambles Ltd.	78,778
22,158	Santos Ltd.	94,303
30,202	Telstra Corp Ltd.	85,613
		258,694
	BRAZIL - 10.6%
17,455	Ambev SA	112,137
21,835	JBS SA	64,668
26,786	Lojas Americanas SA	137,883
18,876	Petroleo Brasileiro SA	91,751
		406,439
	HONG KONG - 8.4%
30,478	China Overseas Land & Investment Ltd.	98,106
30,477	China Resources Land Ltd.	89,717
90,252	New World Development Ltd.	135,613
		323,436
	JAPAN - 10.3%
2,607	CyberAgent, Inc.	101,805
4,050	Daiichi Sankyo Co. Ltd.	105,559
1,967	Dentsu, Inc.	83,364
10,328	Nissan Motor Co. Ltd.	102,972
		393,700
	MEXICO - 3.9%
73,705	Alfa SAB de CV	81,083
20,989	Grupo Mexico SAB de CV	69,323
		150,406
	TAIWAN - 4.4%
15,344	Delta Electronics, Inc.	74,221
29,168	Hon Hai Precision Industry Co.	93,599
		167,820
	UNITED STATES - 19.6%
1,323	Air Lease Corp.	63,610
1,931	AT&T, Inc.	75,073
1,327	Church & Dwight Co., Inc.	66,595
760	Dr Pepper Snapple Group, Inc.	73,785
1,056	GrubHub, Inc.	75,855
1,089	L Brands, Inc.	65,564
430	Simon Property Group, Inc.	73,772
399	Snap-on, Inc.	69,508
855	Texas Instruments, Inc.	89,271
414	WW Grainger, Inc.	97,794
		750,827

	TOTAL COMMON STOCK SOLD SHORT (Cost - $2,432,171)	$2,518,762

* Non-income producing security.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
MORGAN STANLEY SWAPS
December 31, 2017
Shares	Security	Value

	COMMON STOCK - 23.2%
	AUSTRALIA - 4.1%
13,515	AGL Energy Ltd.	$257,083
11,269	Aristocrat Leisure Ltd.	208,561
30,319	Qantas Airways Ltd.	119,329
		584,973
	BRAZIL - 6.2%
14,406	Banco Santander Brasil SA	142,375
10,780	Fleury SA	98,947
24,274	Localiza Rent a Car SA	166,003
16,105	Lojas Renner SA	177,183
30,120	TIM Participacoes SA	122,317
58,550	Usinas Siderurgicas de Minas Gerais SA	165,170
		871,995
	CHINA - 3.3%
57,780	China Shenhua Energy Co., Ltd.	149,753
104,905	Country Garden Holdings Co., Ltd.	200,060
28,898	Sunac China Holdings Ltd.	119,651
		469,464
	HONG KONG - 2.0%
35,201	BOC Hong Kong Holdings Ltd.	178,411
13,444	Galaxy Entertainment Group Ltd.	107,889
		286,300
	JAPAN - 3.6%
27,047	Hitachi Ltd.	210,709
3,270	Japan Tobacco, Inc.	105,365
2,085	Nippon Telegraph & Telephone Corp.	98,062
1,689	Suzuki Motor Corp.	97,923
		512,059
	MEXICO - 3.2%
9937	Grupo Aeroportuario del Pacifico SAB de CV	102,181
6,062	Grupo Aeroportuario del Sureste SAB de CV	110,458
44,338	Grupo Financiero Banorte SAB de CV	243,274
		455,913
	SOUTH KOREA - 0.8%
4,018	LG Display Co., Ltd.	112,921

	TOTAL COMMON STOCK (Cost - $3,172,753)	3,293,625

	TOTAL INVESTMENTS OF MORGAN STANLEY SWAPS - 23.2% (Cost - $3,172,753)	$3,293,625
	SECURITIES SOLD SHORT IN MORGAN STANLEY SWAPS - (27.3) % (Cost - $3,983,555)	(3,880,074)
	OTHER ASSETS LESS LIABILITIES IN MORGAN STANLEY SWAPS - 104.1%	14,788,851
	NET ASSETS OF MORGAN STANLEY SWAP - 100.00%	$14,202,402

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
MORGAN STANLEY SWAPS
December 31, 2017
Shares	Security	Value

	SECURITIES SOLD SHORT * - 27.3%
	AUSTRALIA - 3.3%
16,305	Brambles Ltd.	$128,220
41,103	Santos Ltd.	174,930
60,421	Telstra Corp Ltd.	171,272
		474,422
	BRAZIL - 9.5%
29,895	Ambev SA	197,210
10,177	Banco Bradesco SA	106,789
9,432	BRF SA	107,018
12,858	Cielo SA	93,748
8,408	Hypermarcas SA	93,839
37,785	JBS SA	114,909
47,386	Lojas Americanas SA	250,459
23,244	MRV Engenharia e Participacoes SA	108,373
32,387	Petroleo Brasileiro SA	161,642
8,743	Vale SA	109,114
		1,343,101
	HONG KONG - 3.9%
54,858	China Overseas Land & Investment Ltd.	176,584
58,456	China Resources Land Ltd.	172,082
139,278	New World Development Ltd.	209,280
		557,946
	JAPAN - 4.7%
3,438	CyberAgent, Inc.	134,246
6,251	Daiichi Sankyo Co., Ltd.	162,929
2,637	Dentsu, Inc.	111,732
16,225	Nissan Motor Co., Ltd.	161,767
2,150	Yaskawa Electric Corp.	94,717
		665,391
	MEXICO - 3.1%
124,127	Alfa SAB de CV	136,553
10,346	Fomento Economico Mexicano SAB	97,367
36,322	Grupo Mexico SAB de CV	119,966
53,332	Kimberly-Clark de Mexico SAB de CV	94,031
		447,917
	TAIWAN - 2.8%
25,043	Delta Electronics, Inc.	125,778
51,233	Hon Hai Precision Industry Co.	170,708
9,214	MediaTek, Inc.	94,811
		391,297

	TOTAL COMMON STOCK SOLD SHORT (Cost - $3,983,555)	$3,880,074

* Non-income producing security.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Swap Agreements - The Fund is subject to equity price risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on swap and the value of options disclosed in the Portfolio of Investments at December 31, 2017 are a reflection of the volume of derivative activity for the Funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund's assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$-	$3,824,738	$-	$3,824,738
Short-Term Investments	-	12,205,815	-	12,205,815
Total	$-	$16,030,553	$-	$16,030,553

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$-	$75,488	$-	$75,488
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and 2 during the current period presented.
It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/1/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/1/18

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/1/18